Intangible assets - Goodwill reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Changes in goodwill:
Reclassification to held for distribution	£ (1,359)
Exchange differences	12
Carrying value at end of period	510
Continuing and discontinued operations
Changes in goodwill:
Carrying value at beginning of period	£ 1,857	£ 1,482
Additions in the period		376
Disposals/reclassifications to held for sale		(10)
Exchange differences		9
Carrying value at end of period		£ 1,857